Basis of Presentation and Restatement of the Consolidated Financial Statements (Details Narrative) (10-K) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Purchase of digital currencies	$ 374,979